STOCK-BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 11, 2018 shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Jun. 30, 2017 $ / shares shares	Sep. 30, 2019 USD ($) director $ / shares shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) plan director $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	May 31, 2015 shares
Stock-based compensation
Number of equity incentive plans | plan							2
Related excess tax benefit | $							$ 0	$ 0
Number of board members who resigned | director							6
Restricted Stock
Stock-based compensation
Unrecognized compensation expense related to unvested restricted stock award | $							$ 1,700
Weighted average recognized period							2 years 2 months 12 days
Fair value of share vested | $							$ 1,700	$ 2,200
Weighted average grant date fair value | $ / shares							$ 2.07	$ 4.37
Restricted Stock | Service vesting
Stock-based compensation
Granted (in shares)					21,500		757,123
Vested (in shares)							411,567
Weighted average grant date fair value | $ / shares		$ 2.60			$ 2.60		$ 2.65	$ 6.89
Number of directors | director					5
Vesting period					3 years		3 years
Restricted Stock | Modified service vesting
Stock-based compensation
Granted (in shares)				372,182			210,668
Vested (in shares)							210,668	120,655
Weighted average grant date fair value | $ / shares				$ 4.40
Cumulative effect of compensation expense reversal | $							$ (300)
Restricted Stock | Market-based vesting
Stock-based compensation
Granted (in shares)							478,508
Vested (in shares)							322,751
Weighted average grant date fair value | $ / shares							$ 1.72	$ 3.34
Restricted Stock | Performance Vesting
Stock-based compensation
Granted (in shares)					21,500		0	0
Weighted average grant date fair value | $ / shares		0.75			$ 0.75
Liabilities-Classified Awards | Service vesting | Other long-term liabilities
Stock-based compensation
Liability | $								$ 700
2011 Plan | Restricted Stock | Performance Vesting
Stock-based compensation
Weighted average grant date fair value | $ / shares								$ 13.20
2015 Plan | Restricted Stock
Stock-based compensation
Stock based award, number of shares authorized for issuance										1,000,000
2015 Plan | Restricted Stock | Market-based vesting
Stock-based compensation
Term								3 years
2015 Plan | Liabilities-Classified Awards | Service vesting
Stock-based compensation
Granted (in shares)								295,376
Weighted average grant date fair value | $ / shares								$ 4.30
Initial value | $							$ 0	$ 900	$ 1,700
Vesting period								2 years
2015 Plan | Liabilities-Classified Awards | Service vesting | Other long-term liabilities
Stock-based compensation
Liability | $							$ 200
2015 Plan | Liabilities-Classified Awards | Modified service vesting
Stock-based compensation
Granted (in shares)				304,329
2015 Plan | Liabilities-Classified Awards | Market-based vesting
Stock-based compensation
Granted (in shares)								332,469
Weighted average grant date fair value | $ / shares								$ 4.67
2015 Plan | Liabilities-Classified Awards | Market-based vesting | Other long-term liabilities
Stock-based compensation
Liability | $								$ 200
Outside of 2015 Plan | Restricted Stock
Stock-based compensation
Granted (in shares)							967,029	73,600
Outside of 2015 Plan | Restricted Stock | Service vesting
Stock-based compensation
Granted (in shares)							488,521
Weighted average grant date fair value | $ / shares		$ 2.60			$ 2.60
Vesting period							3 years
Outside of 2015 Plan | Restricted Stock | Modified service vesting
Stock-based compensation
Granted (in shares)							478,508	67,853
Vesting period							3 years
Common stock price goals | $ / shares							$ 5.00
Threshold consecutive trading days							30 days
Outside of 2015 Plan | Restricted Stock | Market-based vesting
Stock-based compensation
Granted (in shares)								27,000
Vesting period								2 years
Share price goal | $ / shares								$ 6.00
Threshold consecutive trading days								30 days
General and administrative expenses
Stock-based compensation
Share-based compensation expense | $		$ 100	$ 200		$ 1,000	$ 700	$ 1,200	$ 2,600
Director | Restricted Stock | Service vesting
Stock-based compensation
Granted (in shares)					149,639
Director | 2011 Plan | Restricted Stock
Stock-based compensation
Vested (in shares)	4,545
Director | 2015 Plan | Restricted Stock
Stock-based compensation
Granted (in shares)							238,602
Number of directors | director							4
Vesting period							4 years